Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.4%

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$300	$ 311,910
Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(1)	300	307,357
Total Asset-Backed Securities (identified cost $608,119)		$ 619,267

Commercial Mortgage-Backed Securities — 2.3%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$422	$ 461,192
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	704,062
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625	648,619
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,382,988
Total Commercial Mortgage-Backed Securities (identified cost $3,009,178)		$ 3,196,861

Corporate Bonds — 29.3%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.8%
Barrick North America Finance, LLC, 5.75%, 5/1/43	$100	$ 145,765
Dow Chemical Co. (The), 4.375%, 11/15/42	100	113,201
DuPont de Nemours, Inc., 2.169%, 5/1/23	250	252,737
LYB International Finance BV, 5.25%, 7/15/43	100	122,927
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200	216,536
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300	311,387
		$ 1,162,553
Communications — 4.2%
AT&T, Inc.:
4.90%, 6/15/42	$200	$239,155
5.375%, 10/15/41	100	128,046
5.45%, 3/1/47	1,000	1,297,205
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500	578,534
Discovery Communications, LLC, 4.125%, 5/15/29	200	229,940
Motorola Solutions, Inc., 2.30%, 11/15/30	250	248,554
NBCUniversal Media, LLC, 4.45%, 1/15/43	200	252,680
Rogers Communications, Inc., 3.625%, 12/15/25	1,000	1,131,673
T-Mobile USA, Inc., 3.50%, 4/15/25(1)	250	274,555
Security	Principal Amount (000's omitted)	Value
Communications (continued)
Verizon Communications, Inc., 5.15%, 9/15/23	$300	$ 339,507
Walt Disney Co. (The), 5.40%, 10/1/43	100	138,476
WPP Finance 2010, 3.75%, 9/19/24	1,000	1,098,778
		$ 5,957,103
Consumer, Cyclical — 2.1%
Cintas Corp. No. 2, 3.25%, 6/1/22	$350	$ 363,843
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	200	204,125
General Motors Co., 5.00%, 4/1/35	1,000	1,086,231
Lowe's Cos., Inc., 3.875%, 9/15/23	100	109,167
McDonald's Corp., 3.60%, 7/1/30	300	349,026
Starbucks Corp., 3.75%, 12/1/47	250	272,747
VF Corp., 2.95%, 4/23/30	225	245,098
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250	401,150
		$3,031,387
Consumer, Non-cyclical — 5.4%
AbbVie, Inc.:
2.90%, 11/6/22	$200	$209,830
3.20%, 11/21/29(1)	300	331,148
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	379,035
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100	109,930
4.625%, 2/1/44	1,000	1,183,204
Bunge, Ltd. Finance Corp., 1.63%, 8/17/25	250	251,328
CVS Health Corp., 4.30%, 3/25/28	500	585,650
CVS Pass-Through Trust, 6.036%, 12/10/28	69	78,180
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	435,291
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75	76,753
Equifax, Inc., 3.30%, 12/15/22	450	472,414
Gilead Sciences, Inc., 3.70%, 4/1/24	100	109,563
Kroger Co. (The):
3.85%, 8/1/23(2)	100	108,530
3.875%, 10/15/46	250	283,729
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100	109,303
Molson Coors Brewing Co., 5.00%, 5/1/42	100	113,368
Perrigo Finance Unlimited Co., 3.15%, 6/15/30	250	259,819
Pfizer, Inc., 4.40%, 5/15/44	1,000	1,316,456
Sysco Corp., 5.95%, 4/1/30	250	316,305
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	400	411,797
Tyson Foods, Inc., 3.95%, 8/15/24	100	111,424
Upjohn, Inc., 2.30%, 6/22/27(1)	250	258,559
Zoetis, Inc., 4.70%, 2/1/43	100	131,622
		$7,643,238
Energy — 3.7%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$230,148
CNOOC Curtis Funding No. 1 Pty., Ltd., 4.50%, 10/3/23(1)	100	109,941
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	128,387

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Energy (continued)
HollyFrontier Corp., 5.875%, 4/1/26	$1,000	$ 1,097,395
Shell International Finance BV:
2.25%, 1/6/23	200	208,303
4.125%, 5/11/35	1,350	1,626,005
4.55%, 8/12/43	100	124,531
Texas Eastern Transmission, L.P., 2.80%, 10/15/22(1)	400	411,812
TransCanada PipeLines, Ltd., 4.875%, 1/15/26	1,000	1,178,524
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42	100	111,070
		$5,226,116
Financial — 7.0%
American International Group, Inc., 4.875%, 6/1/22	$250	$268,075
Australia & New Zealand Banking Group, Ltd., 4.875%, 1/12/21(1)	800	810,273
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	500	529,340
4.125%, 1/22/24	300	332,488
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200	208,626
4.30%, 5/15/43	1,000	1,281,727
Boston Properties, L.P., 3.85%, 2/1/23	100	106,548
Capital One Bank, 3.375%, 2/15/23	200	211,503
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(3)	500	575,575
5.50%, 9/13/25	80	94,714
Discover Financial Services, 3.85%, 11/21/22	200	213,460
ERP Operating, L.P., 4.625%, 12/15/21	100	103,960
Excalibur One 77B, LLC, 1.492%, 1/1/25	16	16,906
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	500	550,301
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	400	414,923
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	300	319,352
3.375%, 5/1/23	700	747,607
MetLife, Inc., 4.875%, 11/13/43	100	134,297
Morgan Stanley:
4.10%, 5/22/23	500	540,632
5.00%, 11/24/25	150	176,148
PNC Bank N.A., 2.70%, 10/22/29	250	270,858
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	1,235,305
Simon Property Group, L.P., 2.65%, 7/15/30	150	151,090
SunTrust Banks, Inc., 2.90%, 3/3/21	200	201,809
Wells Fargo & Co., 2.625%, 7/22/22	400	415,162
		$9,910,679
Industrial — 2.5%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(3)	$540	$616,989
Boeing Co., 4.875%, 5/1/25	100	109,241
Carrier Global Corp., 3.577%, 4/5/50(1)	375	397,839
Cummins, Inc., 4.875%, 10/1/43	100	136,890
Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Deere & Co., 6.55%, 10/1/28	$250	$ 336,883
GATX Corp., 4.85%, 6/1/21	900	925,265
Lennox International, Inc., 1.70%, 8/1/27	300	300,075
Parker-Hannifin Corp., 3.25%, 3/1/27	200	221,615
United Parcel Service, Inc., 6.20%, 1/15/38	250	376,391
United Technologies Corp., 4.50%, 6/1/42	100	126,388
		$ 3,547,576
Technology — 2.1%
Apple, Inc., 3.85%, 5/4/43	$1,100	$1,373,762
Broadcom Corp. / Broadcom Cayman Finance, Ltd.:
3.125%, 1/15/25	200	213,522
3.875%, 1/15/27	500	555,184
Dell International, LLC / EMC Corp., 5.30%, 10/1/29(1)	250	286,784
International Business Machines Corp., 3.625%, 2/12/24	100	110,232
Lam Research Corp., 3.75%, 3/15/26	325	373,037
NetApp, Inc., 3.25%, 12/15/22	100	103,811
		$3,016,332
Utilities — 1.5%
DTE Electric Co., 2.25%, 3/1/30	$300	$319,711
Duke Energy Corp., 3.15%, 8/15/27	500	552,803
PacifiCorp, 4.10%, 2/1/42	100	121,488
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	1,220,106
		$2,214,108
Total Corporate Bonds (identified cost $36,986,780)		$41,709,092

Sovereign Government Bonds — 0.8%

Security	Principal Amount (000's omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45(2)	$500	$ 607,500
Province of Ontario Canada, 2.45%, 6/29/22	400	414,554
Province of Quebec Canada, 2.625%, 2/13/23	75	79,023
Total Sovereign Government Bonds (identified cost $972,243)		$ 1,101,077

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York, NY, 3.60%, 8/1/28	$1,000	$ 1,091,550
Total Taxable Municipal Obligations (identified cost $992,150)		$ 1,091,550

U.S. Government Agencies and Instrumentalities — 3.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
0.25%, 8/24/23	$1,000	$ 1,000,375
6.75%, 3/15/31	1,300	2,030,696
Federal National Mortgage Association:
0.50%, 4/14/25	1,000	1,007,813
0.875%, 8/5/30	500	492,652
2.00%, 1/5/22	400	409,359
2.125%, 4/24/26	300	327,648
Total U.S. Government Agencies and Instrumentalities (identified cost $4,860,902)		$ 5,268,543

U.S. Government Agency Mortgage-Backed Securities — 25.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with maturity at 8/1/50	$992	$ 1,026,796
2.50%, with various maturities to 2050	3,226	3,386,024
3.00%, with maturity at 1/1/43	693	738,489
3.50%, with various maturities to 2048	1,194	1,288,006
4.00%, with various maturities to 2048	809	871,943
4.50%, with various maturities to 2044	1,146	1,279,945
5.00%, with various maturities to 2040	781	898,711
6.00%, with various maturities to 2040	61	72,936
6.50%, with maturity at 10/1/37	14	16,076
Federal National Mortgage Association:
1.50%, with maturity at 9/1/35	944	967,588
2.00%, with maturity at 9/1/50	750	776,589
2.50%, with various maturities to 2050	4,095	4,307,774
3.00%, with various maturities to 2049	5,827	6,222,193
3.032%, (1 yr. USD LIBOR + 1.723%) with maturity at 9/1/38(4)	153	160,182
3.50%, with various maturities to 2049	5,864	6,318,352
4.00%, with various maturities to 2047	3,010	3,273,105
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.50%, with various maturities to 2044	$1,790	$ 1,996,992
5.00%, with various maturities to 2034	91	103,980
5.50%, with various maturities to 2038	347	403,396
6.00%, with various maturities to 2038	353	422,335
6.50%, with various maturities to 2036	72	82,572
Government National Mortgage Association:
4.00%, with various maturities to 2042	931	1,030,593
4.50%, with maturity at 7/20/33	93	101,691
5.00%, with various maturities to 2039	398	456,140
5.50%, with maturity at 7/20/34	47	53,865
6.00%, with various maturities to 2038	279	330,505
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $34,931,905)		$36,586,778

U.S. Treasury Obligations — 36.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$750	$ 736,113
2.25%, 8/15/49	650	773,170
2.50%, 2/15/45	1,000	1,231,055
3.00%, 5/15/47	1,000	1,355,039
3.125%, 11/15/41	1,000	1,351,641
3.125%, 8/15/44	1,600	2,177,625
3.125%, 5/15/48	750	1,042,910
3.75%, 11/15/43	1,045	1,552,641
3.875%, 8/15/40	500	740,215
4.375%, 5/15/41	700	1,108,078
6.25%, 8/15/23	1,000	1,175,273
8.00%, 11/15/21	1,000	1,087,891
8.125%, 5/15/21	1,000	1,049,518
U.S. Treasury Notes:
0.125%, 8/15/23	400	399,641
0.375%, 7/31/27(2)	300	298,406
0.50%, 8/31/27	750	751,875
0.625%, 5/15/30	300	298,969
0.625%, 8/15/30	750	745,723
1.50%, 2/15/30	1,400	1,510,250
1.625%, 11/15/22	2,500	2,578,711
1.75%, 5/15/22	1,600	1,641,937
1.875%, 7/31/22	1,250	1,289,844
1.875%, 7/31/26	1,100	1,196,207
2.00%, 2/15/22	2,000	2,051,289
2.00%, 2/15/25	1,500	1,614,961

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.125%, 8/15/21	$150	$ 152,597
2.125%, 9/30/24	2,750	2,959,687
2.25%, 3/31/21	200	202,112
2.25%, 11/15/24	2,000	2,166,250
2.25%, 3/31/26	1,000	1,104,687
2.25%, 2/15/27	2,100	2,344,535
2.25%, 11/15/27	1,750	1,967,588
2.625%, 6/30/23	600	640,734
2.625%, 2/15/29	1,000	1,167,969
2.75%, 11/15/23	1,000	1,080,469
2.75%, 2/15/24	3,000	3,260,508
3.125%, 5/15/21	3,500	3,565,300
3.125%, 11/15/28	800	963,750
Total U.S. Treasury Obligations (identified cost $45,751,071)		$51,335,168

Short-Term Investments — 0.9%
Other — 0.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(5)	1,040,386	$ 1,040,490
Total Other (identified cost $1,040,507)		$ 1,040,490
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(6)	311,355	$ 311,355
Total Securities Lending Collateral (identified cost $311,355)		$ 311,355
Total Short-Term Investments (identified cost $1,351,862)		$ 1,351,845
Total Investments — 100.0% (identified cost $129,464,210)		$142,260,181
Other Assets, Less Liabilities — (0.0)%		$ (38,902)
Net Assets — 100.0%		$142,221,279

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $3,695,690 or 2.6% of the Fund's net assets.
(2)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $905,801 and the total market value of the collateral received by the Fund was $923,882, comprised of cash of $311,355 and U.S. government and/or agencies securities of $612,527.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2020.
(5)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.
(6)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2020.
At September 30, 2020, the value of the Fund's investment in affiliated funds was $1,040,490, which represents 0.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$14,225,430	$(13,185,174)	$251	$(17)	$1,040,490	$774	1,040,386
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$619,267	$—	$619,267
Commercial Mortgage-Backed Securities	—	3,196,861	—	3,196,861
Corporate Bonds	—	41,709,092	—	41,709,092
Sovereign Government Bonds	—	1,101,077	—	1,101,077
Taxable Municipal Obligations	—	1,091,550	—	1,091,550
U.S. Government Agencies and Instrumentalities	—	5,268,543	—	5,268,543
U.S. Government Agency Mortgage-Backed Securities	—	36,586,778	—	36,586,778
U.S. Treasury Obligations	—	51,335,168	—	51,335,168
Short-Term Investments:
Other	—	1,040,490	—	1,040,490
Securities Lending Collateral	311,355	—	—	311,355
Total Investments	$311,355	$141,948,826	$ —	$142,260,181
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.